Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Net Income from continuing operations	$ 295,402,000	$ 158,442,000	$ 225,495,000	$ 240,000,000
Flight Equipment Held For Operating Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%
Minimum [Member] | Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	16.00%
Maximum [Member] | Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	33.00%
Impact Of Change In Estimate [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income from continuing operations	(8,000,000)
Earnings per share from continued operations, basic and diluted	$ (0.07)
Change In Amortization Of Debt Issuance Costs And Debt Discount [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment		18,700,000	20,200,000
Change In Deferred Tax [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment		51,600,000
Change In Restricted Cash [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment		$ 800,000